Short-term Investments (Tables)	9 Months Ended
Sep. 30, 2022
Short-term Investments [Abstract]
Summary of short-term investments

	December 31, 2021	September 30, 2022

	RMB in thousands
Financial products	13,583,580	4,535,682
Investments in publicly traded companies	1,426,946	1,992,952
Money market funds	50,196	—

Total	15,060,722	6,528,634